17. Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Borrowings

17.        Borrowings

Silicon Valley Bank

On November 30, 2016, the Group entered into a loan agreement with Silicon Valley Bank (the “SVB loan”) which provides the Group with a senior secured term loan facility originally for up to €10.0 million, which agreement was amended in May 2017 to provide that such amount would be available in three tranches. In December 2016, the Group drew an initial tranche of €5.0 million and in May 2017, a second tranche of €2.5 million; the availability of a third tranche of €2.5 million expired in September 2017 with such amount remaining undrawn.

Finance costs comprise the interest rate of one-month EURIBOR plus an applicable margin of 5.5%, with a floor of 5.5%, related one-time legal and arrangement fees of €236 and a final payment fee equal to 10% of the total principal amount to be paid with the last instalment. Pursuant to the loan agreement, the Group also granted the lender 166,297 and 53,395 warrants with an exercise price of $2.00 and $2.30 per share, respectively. Each warrant can be used to purchase common shares of Affimed at the respective exercise price for a period of ten years from the grant date. The fair value of the warrants of €192 less deferred taxes and transaction costs of €81 and €8, respectively, was recorded as an addition to capital reserves in equity. The fair value of the warrants was determined using the Black-Scholes-Merton valuation model, with an expected volatility of 75‑80% and an expected exercise period of five years to exercise of the warrant. The contractual maturity of the warrants is ten years.

The loan is secured by a pledge of 100% of Group’s ownership interest in Affimed GmbH, all intercompany claims owed to Affimed N.V. by its subsidiaries, and collateral agreements for all bank accounts, inventory, trade receivables and other receivables of Affimed N.V. and Affimed GmbH recognized in the consolidated financial statements with the following book values:

	Book value as of December 31,		Book value as of December 31,
	2018		2017
	Consolidated	thereof	Consolidated
	financial	assets	financial	thereof assets
	statements	pledged	statements	pledged
Leasehold improvements and equipment	1,414	1,174	1,113	891
Inventories	260	235	241	219
Trade and other receivables	1,429	1,007	1,102	328
Other assets	387	—	800	292
Financial assets	13,974	13,974	—	—
Cash and cash equivalents	94,829	92,933	39,837	38,726
	112,293	109,323	43,093	40,456

As of December 31, 2018 and 2017, the fair value of the liability did not differ significantly from its carrying amount (€4,773 and €7,169). The loan has a maturity date of May 31, 2020, repayment started in December 2017 with amortized payments of principal and interest in equal monthly installments. As of December 31, 2018, €3,083 (2017: €3,083) were classified as current liabilities.